Note 03 - Income Taxes, Tax reconciliation (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income before income tax and minority interest:
Brazil	$ 17,919	$ 10,599
International	(162)	1,050
Total	17,757	11,649
Tax Expense at statutory rate - (34%)	(6,037)	(3,961)
Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(116)	(101)
Tax benefit on interest on shareholders' equity	1,113	674
Foreign income subject to different tax rates	693	244
Tax incentive	51	82
Other	115	15
Total income tax expense	$ (4,181)	$ (3,047)